Income Taxes - Other (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards
Valuation allowance	$ 1,600	$ 1,100
Operating loss carryforward	42,900
Uncertain tax position	100	$ 100
Undistributed earnings of certain foreign subsidiaries for investment	8,900
Provisions	0
Foreign
Operating Loss Carryforwards
Valuation allowance	6,900
Operating loss carryforward	5,500
2031 | Federal
Operating Loss Carryforwards
Operating loss carryforward	38,500
2026 | Foreign
Operating Loss Carryforwards
Operating loss carryforward	$ 5,900